Investment Strategy - Defiance QTUM Options Income ETF	Nov. 21, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income and capital appreciation. The Fund’s strategy involves:

●	investing (i) in underlying holdings of the Defiance Quantum ETF (“QTUM”), an ETF that seeks to track the total return performance, before fees and expenses, of the BlueStar® Quantum Computing and Machine Learning Index, which is comprised of companies that derive at least 50% of their annual revenue or operating activity from the development of quantum computing and machine learning technology (as described below) (“Quantum Companies”), and/or (ii) in QTUM itself; and

●	using various options strategies to generate options premiums, such as by selling (writing) options on (i) Quantum Companies (or highly correlated securities), and/or (ii) QTUM itself.

Equity Strategy

To seek to achieve capital appreciation, the Fund invests in QTUM and/or its underlying holdings. As noted above, QTUM is an ETF that seeks to track the performance of the BlueStar® Quantum Computing and Machine Learning Index (the “Index”). The Index is composed of Quantum Companies.

The Fund may invest in all of QTUM’s underlying holdings or alternatively, may use a representative sampling strategy. Under this approach, the Adviser selects a core group of QTUM’s holdings whose risk, return and other characteristics closely resemble those of QTUM’s overall portfolio. The Fund makes no guarantee that the Equity Strategy’s performance will track the performance of QTUM, and some variance (at times meaningful) should be anticipated. The Fund may invest directly in shares of QTUM when the Adviser determines that doing so would better support the Fund’s investment objective.

The Fund utilizes QTUM and/or its underlying holdings as its core investments to gain diversified exposure to Quantum Companies. While the Fund does not track the Index, through the Equity Strategy, the Fund’s equity exposure is shaped by the Index’s underlying methodology and characteristics. Any dividends paid on the Equity Strategy’s holdings will also contribute to the Fund’s objective of seeking income.

Options Strategy

Separately, the Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options on (i) underlying holdings of QTUM (or highly correlated securities), and/or (ii) QTUM itself (together, the “Underlying Securities”), receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Cash and Treasuries

Additionally, the Fund will maintain an allocation to cash, money market funds or U.S. Treasuries, generally between 0% and 20% of total assets. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Additional Information

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in QTUM, underlying holdings of QTUM, options contracts on QTUM and/or options contracts on underlying holdings of QTUM.

For additional information about options contracts and the Fund’s Options Strategies, see “Additional Information About the Fund” in the prospectus.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. There is no guarantee that the Fund will achieve its investment objective. The Fund’s exposure to the Equity Strategy may significantly affect overall Fund performance. If the value of holdings in the Equity Strategy decline, losses may fully offset, or even exceed, any income received or options premiums generated, leading to negative returns. The pursuit of income does not protect the Fund from losses tied to adverse movements in the Equity Strategy.

QTUM

QTUM’s investment objective is to seek to track the total return performance, before fees and expenses, of the BlueStar® Quantum Computing and Machine Learning Index. QTUM is a passively-managed ETF that generally uses a “replication” strategy to achieve its investment objective, meaning QTUM will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, QTUM may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when QTUM’s sub-adviser believes it is in the best interests of QTUM (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to QTUM but not to the Index)..

The Index consists of a modified equal-weighted portfolio of the stock of companies that derive at least 50% of their annual revenue or operating activity from the development of quantum computing and machine learning technology (“Quantum Companies”). “Quantum computing” refers to hardware and software designed to take advantage of extremely fast computers that leverage the field of quantum mechanics, a branch of physics dealing with particles and the complexities in which they naturally behave. Such technologies include research and development of quantum computers; use of quantum computing for applied sciences or communications; development of technology-enabled interactions between quantum and traditional computers; development of advanced hardware and/or software used in machine learning; production of specialized machinery used in advanced semiconductor and integrated circuit packaging; or the production and/or processing of raw materials used in quantum computing. The companies included in the Index are screened semi-annually from the universe of globally-listed stocks (including in emerging markets) by BlueStar Global Investors, LLC (“BlueStar” or the “Index Provider”) based primarily on descriptions of a company’s primary business activities in regulatory filings (e.g., financial statements, annual reports, investor presentations), analyst reports, and industry-specific trade publications. Companies identified by BlueStar’s screening process are then screened for investibility, including a minimum market capitalization of US $150 million and minimum liquidity thresholds.

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, QTUM will concentrate its investments to approximately the same extent as the Index. As of August 27, 2025, the Index was concentrated in the semiconductors industry and had significant exposure to other information technology sector industries, including the software industry group.

The information in this prospectus regarding QTUM comes from its filings with the SEC. You are urged to refer to the SEC filings made by QTUM and to other publicly available information (e.g., the ETF’s annual reports) to obtain an understanding of the ETF’s business and financial prospects. The description of QTUM’s principal investment strategies contained herein was taken directly from QTUM’s prospectus, dated April 30, 2025. You can find QTUM’s prospectus and other information about the ETF, including the most recent reports to shareholders, online by reference to the Investment Company Act File No. 811-22668 through the SEC’s website at www.sec.gov.

This document relates only to the securities offered hereby and does not relate to the shares of QTUM or other securities of QTUM. The Fund has derived all disclosures contained in this document regarding QTUM from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), the Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to QTUM. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding QTUM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of QTUM (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning QTUM could affect the value received with respect to the securities and therefore the value of the securities.

Defiance ETFs, LLC (“Defiance”), which is a sponsor to the Fund (refer to the section of the Prospectus titled “Fund Sponsor”) serves as investment adviser to QTUM. Despite the relationship between the Fund and QTUM, none of the Fund, the Trust, the Adviser, Defiance or their respective affiliates makes any representation to you as to the performance of QTUM.

TIDAL INVESTMENTS LLC IS NOT AFFILIATED, CONNECTED, OR ASSOCIATED WITH ETF SERIES SOLUTIONS OR QTUM. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, ETF SERIES SOLUTIONS.

Moreover, neither ETF Series Solutions nor QTUM has participated in the development of the Fund’s investment strategy. Neither ETF Series Solutions or QTUM selects or approves the Fund’s portfolio holdings, nor do they participate in the construction, design, or implementation of the Fund. Neither ETF Series Solutions nor QTUM provides any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by ETF Series Solutions or QTUM.

The Fund, the Trust, and the Adviser do not claim any ownership interest in any trademarks owned by ETF Series Solutions, QTUM, or their affiliates. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in QTUM, underlying holdings of QTUM, options contracts on QTUM and/or options contracts on underlying holdings of QTUM.